Operating and Direct Financing Leases - Net Investment in Direct Financing Leases - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Nov. 30, 2013 vessel m³	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)	Nov. 30, 2017 vessel	Dec. 31, 2016 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Net investment in direct financing leases - non-current (note 9)		$ 486,106,000				$ 505,835,000
Long-term obligations related to capital leases		1,046,284,000				$ 352,486,000
Direct Financing Lease | Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Minimum scheduled future revenues to be received by company in next 12 months		39,100,000
Minimum scheduled future revenues to be received by company in second year		39,100,000
Minimum scheduled future revenues to be received by company in third year		39,100,000
Minimum scheduled future revenues to be received by company in fourth year		39,100,000
Minimum scheduled future revenues to be received by company in fifth year		$ 39,100,000
Liquefied Natural Gas | Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | vessel		2
Awilco LNG carriers | Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | vessel	2
Volume of vessels | m³	155,900
Fixed-rate charter period, extension		1 year
Number of charter contracts | vessel					1
Awilco LNG carriers | Forecast
Property Subject to or Available for Operating Lease [Line Items]
Net investment in direct financing leases - non-current (note 9)				$ 131,000,000
Awilco LNG carriers | Maximum | Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Operating lease arrangement period, lessor		5 years
Awilco LNG carriers | Maximum | Forecast | Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Deferred rent receivables per day			$ 20,600
Awilco LNG carriers | Minimum | Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Operating lease arrangement period, lessor		4 years
Awilco LNG carriers | Minimum | Forecast | Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Deferred rent receivables per day			$ 10,600
Awilco LNG carriers | Direct Financing Lease | Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Minimum scheduled future revenues to be received by company in next 12 months		$ 6,800,000